Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	[1]	$ 804	$ 5,322	$ 6,336
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets		760	(7,443)	10,103
Unrealized gains (losses) on derivatives		573	589	1,386
Foreign currency translation adjustments		(363)	(1,624)	(1,444)
Defined benefit plans adjustment		131	354	(970)
Other comprehensive income (loss), before income tax		1,101	(8,124)	9,075
Income tax (expense) benefit related to items of other comprehensive income (loss)		(437)	2,266	(3,528)
Other comprehensive income (loss), net of income tax		664	(5,858)	5,547
Comprehensive income (loss)		1,468	(536)	11,883
Less: Comprehensive income (loss) attributable to noncontrolling interest, net of income tax		92	32	29
Comprehensive income (loss) attributable to MetLife, Inc.		$ 1,376	$ (568)	$ 11,854

[1]	Net income (loss) attributable to noncontrolling interests did not exclude any gains (losses) of redeemable noncontrolling interests in partially-owned consolidated subsidiaries for the year ended December 31, 2016. Net income (loss) attributable to noncontrolling interests excludes losses of redeemable noncontrolling interests in partially-owned consolidated subsidiaries of less than $1 million for the year ended December 31, 2015. Net income (loss) attributable to noncontrolling interests excludes gains of redeemable noncontrolling interests in partially-owned consolidated subsidiaries of less than $1 million for the year ended December 31, 2014.